Related Party Transactions (Details) - Schedule of related party transactions ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Loan provided to related parties
Loan provided to related parties					¥ 837
Repayment of loan from related parties
Repayment of loan from related parties					180
Shengchuang [Member]
Loan provided to related parties
Loan provided to related parties	[1]				718
Repayment of loan from related parties
Repayment of loan from related parties	[1]				175
Jinhui [Member]
Loan provided to related parties
Loan provided to related parties	[2]				119
Repayment of loan from related parties
Repayment of loan from related parties	[2]				5
Insurance consulting service income accrued from Fanhua Lianxing [Member]
Repayment of loan from related parties
Other services	[3]	9,439	1,409	1,146
Insurance consulting service income received from Fanhua Lianxing [Member]
Repayment of loan from related parties
Other services	[3]	7,831	1,169	494
Trust consulting service income accrued from Fanhua Lianxing [Member]
Repayment of loan from related parties
Other services	[4]	1,425	213
Trust consulting service income received in advance from Fanhua Lianxing [Member]
Repayment of loan from related parties
Other services	[4]	3,010	449
Promotion expense accrued to Fanhua Yuntong [Member]
Selling expense
Selling expense	[5]	1,243	186
Promotion expense paid to Fanhua Yuntong [Member]
Selling expense
Selling expense	[5]	¥ 975	$ 146

[1]	Zhonghui provided interest free loans to Shengchuang from December 2019 to June 2020. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[2]	Zhonghui provided interest free loans to Jinhui from February 2020 to June 2020. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[3]	Starting from January 2021, the Group cooperated with Fanhua Lianxing and provided insurance consulting service.
[4]	Starting from January 2022, the Group cooperated with Fanhua Lianxing and provided trust consulting service.
[5]	Starting from August 2021, the Group cooperated with Fanhua Yuntong and Fanhua Yuntong provided client referral service to us.